Balance Sheet Components - Product Warranty (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning balances	[1]	$ 20,098	$ 8,480	$ 2,232	$ 677
Charged to cost of revenue	[1]	38,210
Changes related to pre-existing warranties	[1]	8,968	19,462	9,078	3,179
Settlement of claims	[1]	(24,268)	(7,844)	(2,830)	(1,624)
Ending balances	[1]	$ 25,072	$ 20,098	$ 8,480	$ 2,232

[1]	Does not include reserves established as a result of the recall of the Fitbit Force. See the section titled "-Fitbit Force Recall Reserve" for additional information regarding such reserves.